Loans and advances to customers	12 Months Ended
Dec. 31, 2021
Loans And Advances To Customers Abstract
Loans and advances to customers	Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Financial assets held for trading	6,829	296	355
Non-trading financial assets mandatorily at fair value through profit or loss	537	552	386
Financial assets designated at fair value through profit or loss	10,289	24,121	30,761
Financial assets at fair value through other comprehensive income	7,663	9,267	4,440
Financial assets at amortized cost	947,364	881,963	906,276
Of which:
Impairment losses	(22,964)	(23,595)	(22,242)
	972,682	916,199	942,218
Loans and advances to customers disregarding impairment losses	995,646	939,794	964,460
Note 50 contains a detail of the residual maturity periods of 'Financial assets.
Note 53 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2021	2020	2019
Loan type and status
Commercial credit	49,603	37,459	37,753
Secured loans	542,404	503,014	513,929
Reverse repurchase agreements	33,264	35,702	45,703
Other term loans	269,526	269,143	267,154
Finance leases	38,503	36,251	35,788
Receivable on demand	10,304	7,903	7,714
Credit cards receivables	20,397	19,507	23,876
Impaired assets	31,645	30,815	32,543
	995,646	939,794	964,460
Geographical area
Spain	216,741	215,330	204,810
European Union (excluding Spain)*	190,032	192,988	460,338
United States and Puerto Rico	102,491	93,405	100,152
Other OECD countries*	374,729	338,362	86,327
South America (non - OECD)	94,010	79,629	92,145
Rest of the world	17,643	20,080	20,688
	995,646	939,794	964,460
Interest rate formula
Fixed rate	593,645	550,883	546,619
Floating rate	402,001	388,911	417,841
	995,646	939,794	964,460
*    The amounts referring to the years 2021 and 2020 for the United Kingdom have been considered in the line Other OECD countries, instead of in the line European Union (excluding Spain) due to the leaving of the United Kingdom from the European Union.
At 31 December 2021, 2020 and 2019 the Group had granted loans amounting to EUR 14,131, 12,104 and 9,993 million to Spanish public sector agencies which had a rating at 31 December 2021 of A (ratings of A at 31 December 2020 and 31 December 2019), and EUR 10,263, 10,779, and 12,218 million to the public sector in other countries (at 31 December 2021, the breakdown of this amount by issuer rating was as follows: 1.2% AAA, 13.4% AA, 5.2% A, 69.9% BBB, 9.7% below BBB and 0.5% without rating).
Without considering the public administrations, the amount of the loans and advances at 31 December 2021, 2020 and 2019 amounts to EUR 971,252 million, EUR 916,911 million and EUR 942,249 million, of which, EUR 939,645 million, EUR 886,118 million and EUR 909,741 million are classified as performing, respectively.
Following is a detail, by activity, of the loans to customers at 31 December 2021, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan-to-value ratio***
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	22,152	21,359	180	613	68	81	26	608	10
Other financial institutions (financial business activity)	70,348	27,770	2,612	39,966	2,532	1,868	1,585	35,871	722
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	323,475	182,711	60,112	80,652	24,034	21,064	18,461	57,321	19,884
Of which:
Construction and property development	18,936	2,349	9,778	6,809	5,357	4,821	1,695	3,555	1,159
Civil engineering construction	3,061	1,818	219	1,024	108	149	167	688	131
Large companies	174,191	116,018	19,655	38,518	7,789	5,111	5,365	31,122	8,786
SMEs and individual entrepreneurs	127,287	62,526	30,460	34,301	10,780	10,983	11,234	21,956	9,808
Households – other (broken down by purpose)	540,339	96,351	360,447	83,541	98,463	117,198	138,456	55,419	34,452
Of which:
Residential	353,623	2,257	350,651	715	91,428	110,574	121,400	24,007	3,957
Consumer loans	167,760	91,829	1,403	74,528	2,927	3,938	13,083	26,721	29,262
Other purposes	18,956	2,265	8,393	8,298	4,108	2,686	3,973	4,691	1,233
Total*	956,314	328,191	423,351	204,772	125,097	140,211	158,528	149,219	55,068
Memorandum item
Refinanced and restructured transactions**	27,781	11,975	11,222	4,584	3,856	2,237	4,678	2,442	2,593
*    In addition, the Group has granted advances to customers amounting to EUR 16,368 million, bringing the total of loans and advances to EUR 972,682 million.
**    Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
***    The ratio is the carrying amount of the transactions at 31 December 2021 provided by the latest available appraisal value of the collateral.
Note 53 contains information relating to the forborne loan portfolio.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” during 2021, 2020 and 2019:

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	817,906	66,104	30,318	914,328
Movements
Transfers
To stage 2 from stage 1	(33,051)	33,051		—
To stage 3 from stage 1	(6,617)		6,617	—
To stage 3 from stage 2		(5,836)	5,836	—
To stage 1 from stage 2	17,796	(17,796)		—
To stage 2 from stage 3		1,865	(1,865)	—
To stage 1 from stage 3	271		(271)	—
Net changes on financial assets	62,629	(11,629)	(719)	50,281
Write-offs	—	—	(9,089)	(9,089)
Exchange differences and others	19,766	1,825	460	22,051
Balance at the end of the year	878,700	67,584	31,287	977,571

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	849,939	50,476	31,837	932,252
Movements
Transfers
To stage 2 from stage 1	(43,170)	43,170		—
To stage 3 from stage 1	(5,120)		5,120	—
To stage 3 from stage 2		(8,734)	8,734	—
To stage 1 from stage 2	13,459	(13,459)		—
To stage 2 from stage 3		1,831	(1,831)	—
To stage 1 from stage 3	578		(578)	—
Net changes on financial assets	53,555	(2,951)	(659)	49,945
Write-offs	—	—	(8,930)	(8,930)
Exchange differences and others	(51,335)	(4,229)	(3,375)	(58,939)
Balance at the end of the year	817,906	66,104	30,318	914,328

2019
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	795,829	52,183	33,461	881,473
Movements
Transfers
To stage 2 from stage 1	(28,369)	28,369		—
To stage 3 from stage 1	(4,101)		4,101	—
To stage 3 from stage 2		(13,240)	13,240	—
To stage 1 from stage 2	12,436	(12,436)		—
To stage 2 from stage 3		2,439	(2,439)	—
To stage 1 from stage 3	488		(488)	—
Net changes on financial assets	61,581	(8,092)	(3,608)	49,881
Write-offs	—	—	(12,593)	(12,593)
Exchange differences and others	12,075	1,253	163	13,491
Balance at the end of the year	849,939	50,476	31,837	932,252
In addition, at 31 December 2021, the Group had EUR 420 million (EUR 497 million at 31 December 2020 and EUR 706 million at 31 December 2019) of exposure in assets purchased with impairment of which EUR 358 million still show signs of impairment, which correspond mainly to the business combinations carried out by the Group.

c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2021	2020	2019
Amount at beginning of the year	23,595	22,242	23,307
Impairment losses charged to income for the year	8,762	13,385	11,108
Of which:
Impairment losses charged to profit or loss	18,240	20,909	19,192
Impairment losses reversed with a credit to profit or loss	(9,478)	(7,524)	(8,084)
Change of perimeter	—	(82)	—
Write-off of impaired balances against recorded impairment allowance	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(304)	(3,020)	420
Amount at end of the year	22,964	23,595	22,242
Which correspond to:
Impaired assets	13,550	13,658	13,933
Other assets	9,414	9,937	8,309
Of which:
Individually calculated	2,496	2,679	3,555
Collective calculated	20,468	20,916	18,687
In addition, provisions for debt securities amounting to EUR 28 million were recorded at 31 December 2021 (provisions amounting to EUR 79 million and releases amounting EUR 170 million as of 31 December 2020 and 2019, respectively), written-off assets recoveries have been recorded in the year amounting to EUR 1,383 million at 31 December 2021 (EUR 1,221 million and EUR 1,586 million at 31 December 2020 and 2019, respectively) and EUR 0 million were recorded in the account for losses on renegotiation or contractual modification at 31 December 2021 (EUR 139 million and EUR 0 million at 31 December 2020 and 2019, respectively). With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: 'Financial assets at fair value through other comprehensive income' and 'Financial assets at amortised cost'; amounts EUR 7,407 million at 31 December 2021 (EUR 12,382 million and EUR 9,352 million at 31 December 2020 and 2019, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2021, 2020 and 2019:

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,835	4,474	13,933	22,242
Transfers
To stage 2 from stage 1	(1,040)	2,880		1,840
To stage 3 from stage 1	(255)		2,386	2,131
To stage 3 from stage 2		(971)	2,066	1,095
To stage 1 from stage 2	294	(976)		(682)
To stage 2 from stage 3		303	(727)	(424)
To stage 1 from stage 3	53		(138)	(85)
Net changes of the exposure and modifications in the credit risk	1,966	535	7,009	9,510
Write-offs	—	—	(8,930)	(8,930)
FX and other movements	(588)	(573)	(1,941)	(3,102)
Loss allowance at the end of the year	4,265	5,672	13,658	23,595

2019
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,658	4,743	14,906	23,307
Transfers
To stage 2 from stage 1	(964)	3,235		2,271
To stage 3 from stage 1	(214)		1,296	1,082
To stage 3 from stage 2		(3,065)	5,612	2,547
To stage 1 from stage 2	301	(1,048)		(747)
To stage 2 from stage 3		381	(817)	(436)
To stage 1 from stage 3	29		(123)	(94)
Net changes of the exposure and modifications in the credit risk	1,119	(182)	5,548	6,485
Write-offs	—	—	(12,593)	(12,593)
FX and other movements	(94)	410	104	420
Loss allowance at the end of the year	3,835	4,474	13,933	22,242
d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	30,815	32,543	34,218
Net additions	9,390	10,577	10,755
Written-off assets	(9,089)	(8,930)	(12,593)
Changes in the scope of consolidation	—	(39)	—
Exchange differences and other	529	(3,336)	163
Balance at end of year	31,645	30,815	32,543
This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2021, the Group’s written-off assets totalled EUR 40,585 million (EUR 39,087 million and EUR 46,209 million at 31 December 2020 and 2019, respectively).
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2021:

EUR million
	Gross amount	Allowance recognised	Estimated collateral value*
Without associated real collateral	13,327	7,416	—
With real estate collateral	12,907	3,540	9,054
With other collateral	5,411	2,594	2,317
Total	31,645	13,550	11,371
*Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due —assets impaired due to arrears— or other circumstances may be arise which will not result in all contractual cash flow being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
e) Transferred credits
'Loans and advances to customers' includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2021	2020	2019
Retained on the balance sheet	80,600	88,662	93,553
Of which
Securitised mortgage assets	19,523	30,145	31,868
Of which: UK assets	5,295	9,034	13,002
Other securitised assets	61,077	58,517	61,685
Total*	80,600	88,662	93,553
*Note 22 details the liabilities associated with these securitisation transactions.
At 31 December 2021, Grupo Santander had loans that had been fully derecognised and for which it retained servicing amounting to EUR 14,141 million (EUR 13,999 million and EUR 16,786 million at 31 December 2020 and 2019, respectively).